Intangible assets, Net Book Amount (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	$ 109,663	$ 58,984
Acquisition of business	140,744
Additions	150,109	59,412
Reclassifications	0	(2,021)
Amortization charge	(4,512)	(4,344)
Impairment reversals	768
Impairments		(804)
Changes in provisions	1,579	99
Exchange differences	17,783	(1,663)
Ending balance	416,134	109,663
Cost	444,232	133,070
Accumulated amortization	(28,098)	(23,407)
Goodwill [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	4,847	5,519
Acquisition of business	99,424
Additions	0	0
Reclassifications	77	0
Amortization charge	0	0
Impairment reversals	0
Impairments		0
Changes in provisions	0	(672)
Exchange differences	2,299	0
Ending balance	106,647	4,847
Cost	106,647	4,847
Accumulated amortization	0	0
Intellectuals Property [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	92,217	41,060
Acquisition of business	39,938
Additions	139,840	57,410
Reclassifications	0	0
Amortization charge	(3,952)	(4,005)
Impairment reversals	768
Impairments		(804)
Changes in provisions	1,579	489
Exchange differences	15,212	(1,933)
Ending balance	285,602	92,217
Cost	311,468	114,048
Accumulated amortization	(25,866)	(21,831)
Customer Relationships and Brands [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	0	0
Acquisition of business	1,382
Additions	0	0
Reclassifications	0	0
Amortization charge	(232)	0
Impairment reversals	0
Impairments		0
Changes in provisions	0	0
Exchange differences	45	0
Ending balance	1,195	0
Cost	1,456	0
Accumulated amortization	(261)	0
Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	1,622	0
Acquisition of business	0
Additions	1,967	1,659
Reclassifications	0	0
Amortization charge	0	0
Impairment reversals	0
Impairments		0
Changes in provisions	0	0
Exchange differences	15	(37)
Ending balance	3,604	1,622
Cost	3,604	1,622
Accumulated amortization	0	0
Patents [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	529	300
Acquisition of business	0
Additions	0	266
Reclassifications	0	0
Amortization charge	(29)	(37)
Impairment reversals	0
Impairments		0
Changes in provisions	0	0
Exchange differences	98	0
Ending balance	598	529
Cost	1,067	949
Accumulated amortization	(469)	(420)
Licences [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	10,448	12,105
Acquisition of business	0
Additions	8,302	77
Reclassifications	(77)	(2,021)
Amortization charge	(299)	(302)
Impairment reversals	0
Impairments		0
Changes in provisions	0	282
Exchange differences	114	307
Ending balance	18,488	10,448
Cost	19,990	11,604
Accumulated amortization	$ (1,502)	$ (1,156)